GOLDMAN SACHS TRUST

Goldman Sachs Structured Tax-Advantaged Equity Funds

Class A, Class B, Class C, Institutional, Service and

Class IR Shares (as applicable) of the

Goldman Sachs Structured International Tax-Managed Equity Fund

Goldman Sachs Structured Tax-Managed Equity Fund

(the “Funds”)

Supplement dated March 13, 2014 to the Prospectus, Summary Prospectuses and Statement of Additional Information, each dated April 30, 2013

(the “Prospectus”, the “Summary Prospectus” and the “SAI”, respectively)

Effective on April 30, 2014, each Fund’s name will change, as outlined below. Each Fund’s investment objective and principal investment strategies will remain the same. Accordingly, effective on April 30, 2014, all references in the Prospectus, Summary Prospectuses and SAI are hereby changed as follows:

Current Fund Name and Shortened Version	New Fund Name and Shortened Version
Goldman Sachs Structured International Tax-Managed Equity Fund Structured International Tax-Managed Equity Fund	Goldman Sachs International Tax-Managed Equity Fund International Tax-Managed Equity Fund
Goldman Sachs Structured Tax-Managed Equity Fund Structured Tax-Managed Equity Fund	Goldman Sachs U.S. Tax-Managed Equity Fund U.S. Tax-Managed Equity Fund

This Supplement should be retained with your Prospectus,

Summary Prospectus or SAI for future reference.

TAXASTRSTK 03-14